UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                (Amendment No. 1)

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York         November 11, 2011

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $42,504


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alkermes PLC                         Com           G01767105     883     57,900   Sh        Defined      02       57,900    0    0
Arch Chemicals Inc                   Com           03937R102   4,565     97,300   Sh        Defined      02       97,300    0    0
Centurylink Inc                      Com           156700106     526     15,877   Sh        Defined      02       15,877    0    0
Cephalon Inc                         Com           156708109   7,328     90,800   Sh        Defined      02       90,800    0    0
Cisco Sys Inc                        Com           17275R102   1,677    108,200   Sh        Defined      02      108,200    0    0
Comcast Corp New                     Cl A          20030N101     870     41,600   Sh        Defined      02       41,600    0    0
Enzon Pharmaceuticals Inc            Note          293904AE8     800    785,000   Prn       Defined      02      785,000    0    0
Goodrich Corp                        Com           382388106     483      4,000   Sh        Defined      02        4,000    0    0
Grifols S A                         Sp Adr         398438309   2,895    453,113   Sh        Defined      02      453,113    0    0
Netlogic Microsystems Inc            Com           64118B100   1,679     34,900   Sh        Defined      02       34,900    0    0
Proshares Short QQQ                  Pshs          74347R602   1,639     48,100   Sh        Defined      02       48,100    0    0
Ralcorp Holdings Inc New             Com           751028101   3,045     39,700   Sh        Defined      02       39,700    0    0
S1 Corp                              Com           78463B101   1,286    140,200   Sh        Defined      02      140,200    0    0
Sanofi                              Right          80105N113     530    500,415   Sh        Defined      02      500,415    0    0
Southern Union Co                    Com           844030106     901     22,200   Sh        Defined      02       22,200    0    0
Temple Inland Inc                    Com           879868107   3,576    114,000   Sh        Defined      02      114,000    0    0
Varian Semiconductor Equipment       Com           922207105   9,821    160,600   Sh        Defined      02      160,600    0    0